Shareholder Report, Holdings (Details) - C000241373	Nov. 30, 2025
874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	15.50%
4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
168919108 | China Construction Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
631512209 | Naspers Ltd., Class N
Holdings [Line Items]
Percent of Net Asset Value	2.70%
17133Q502 | Chunghwa Telecom Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
00215W100 | ASE Technology Holding Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BG0V275 | Hon Hai Precision Industry Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
B16CYP9 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.60%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.30%
China
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
India
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Consumer Staples02319V103
Holdings [Line Items]
Percent of Total Investments	100.00%